PROPERTY, PLANT AND EQUIPMENT ("PP&E") (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
Schedule of property, plant and equipment

		Accumulated Depletion,
At December 31, 2023		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$7,758,278	$(6,246,596)	$1,511,682
Other capital assets	102,131	(92,585)	9,546
Total PP&E	$7,860,409	$(6,339,181)	$1,521,228

		Accumulated Depletion,
At December 31, 2022		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Crude oil and natural gas properties(1)	$7,214,993	$(5,892,089)	$1,322,904
Other capital assets	99,283	(88,598)	10,685
Total PP&E	$7,314,276	$(5,980,687)	$1,333,589
(1)	All of the Company’s unproved properties are included in the full cost pool.